4. CHANGES IN ESTIMATES AND ACCOUNTING POLICIES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in accounting estimates [line items]
Revenue	$ 614,128,905	$ 613,515,357	$ 628,572,029
Cost of sales	(409,542,596)	(412,079,217)	(412,381,871)
Gross profit	204,586,309	201,436,140	216,190,158
Other income	8,549,635	7,631,410	8,661,903
Distribution costs	(114,151,288)	(113,007,625)	(121,037,484)
Administrative expenses	(34,975,242)	(31,110,407)	(31,562,168)
Other expenses by function	(4,002,077)	(3,037,270)	(2,067,273)
Profit from operating activities	60,007,337	61,912,248	70,185,136
Finance income	924,066	570,531	970,651
Finance costs	(11,647,790)	(9,985,677)	(10,305,449)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,578,197	3,254,601	4,511,072
Foreign currency translation differences	10,648,800	8,586,953	749,876
Income (expense) from indexed-adjusted units	(1,015,159)	(628,448)	(39,279)
Profit before tax	61,495,451	63,710,208	66,072,007
Income tax expense	(11,394,118)	(11,876,809)	(16,806,562)
Profit from continuing operations	50,101,333	51,833,399	49,265,445
Profit	$ 50,101,333	51,833,399	49,265,445
Uncorrected
Disclosure of changes in accounting estimates [line items]
Revenue		643,784,687	658,447,621
Cost of sales		(412,079,217)	(412,381,871)
Gross profit		231,705,470	246,065,750
Other income		7,631,410	8,661,903
Distribution costs		(143,276,955)	(150,913,076)
Administrative expenses		(31,110,407)	(31,562,168)
Other expenses by function		(3,037,270)	(2,067,273)
Profit from operating activities		61,912,248	70,185,136
Finance income		570,531	970,651
Finance costs		(9,985,677)	(10,305,449)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		3,254,601	4,511,072
Foreign currency translation differences		8,586,953	749,876
Income (expense) from indexed-adjusted units		(628,448)	(39,279)
Profit before tax		63,710,208	66,072,007
Income tax expense		(13,719,788)	(17,542,419)
Profit from continuing operations		49,990,420	48,529,588
Profit		49,990,420	48,529,588
Adjustments
Disclosure of changes in accounting estimates [line items]
Revenue		(30,269,330)	(29,875,592)
Cost of sales
Gross profit
Other income
Distribution costs		30,269,330	$ 29,875,592
Administrative expenses
Other expenses by function
Profit from operating activities
Finance income
Finance costs
Share of profit (loss) of associates and joint ventures accounted for using the equity method
Foreign currency translation differences
Income (expense) from indexed-adjusted units
Profit before tax
Income tax expense
Profit from continuing operations
Profit